Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2025
Entity File Number	333-216465
Entity Registrant Name	VITASPRING BIOMEDICAL CO. LTD.
Entity Central Index Key	0001697884
Entity Tax Identification Number	37-1836726
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5225 Canyon Crest Drive
Entity Address, Address Line Two	Suite 71-802
Entity Address, City or Town	Riverside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92507
City Area Code	949
Local Phone Number	202-9235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VSBC
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false